Share-based compensation - Allocation of Compensation Expense Related to Restricted Shares (Details) - Non-Vested Restricted Shares - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 3,072	$ 2,647
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	2,114	1,843
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 958	$ 804